Investments in equity investees	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures Abstract
Equity Method Investments Disclosure Text Block

Note 16 - Investments in equity investees

During the year ended December 31, 2013, the Corporation recorded pre-tax earnings of $42.9 million, from its equity investments, compared to $73.5 million year ended December 31, 2012. The carrying value of the Corporation's equity method investments was $197 million and $247 million at December 31, 2013 and 2012, respectively.

The following table presents aggregated summarized financial information of the Corporation's equity method investees:

Years ended December 31,	2013	2012	2011
(in thousands)
Operating results:
Total revenues	$1,302,637	$796,185	$623,595
Total expenses	1,024,713	570,450	579,186
Income tax (benefit) expense	39,301	(36,914)	(16,656)
Net income	$238,623	$262,649	$61,065

At December 31,		2013	2012
(in thousands)
Balance Sheet:
Total assets		$5,987,802	$5,652,824
Total liabilities		$4,036,484	$3,921,888

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.